IDENTIFIABLE INTANGIBLE ASSET (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Intangible Assets [Abstract]
Product rights, at cost	$ 9,047	$ 9,606
Finite Lived Trade Names Gross	212	243
Research and development in process gross	4,332	1,060
Intangible assets, gross, excluding goodwill	13,591	10,909
Product rights, accumulated amortization	5,876	5,343
Finite Lived Trade Names Accumulated Amortization	40	54
Intangible assets accumulated amortization	5,916	5,397
Products rights net	3,171	4,263
Trade Names Net	172	189
Research and development in process net	4,332	1,060
Intangible assets, net (excluding goodwill) total	7,675	5,512
Intangible assets charges against earnings
Amortization Of Intangible Assets	838	1,036	$ 1,180
Impairment of intangible assets	265	224	$ 393
Estimated aggregate amortization of intangible assets
2014	584
2015	521
2016	518
2017	430
2018	368
AcquiredIndefiniteLivedIntangibleAssetsLineItems
Research and development in process net	4,332	$ 1,060
Revascor Cephalon [Member]
Intangible Assets [Abstract]
Research and development in process net	258
AcquiredIndefiniteLivedIntangibleAssetsLineItems
Research and development in process net	258
Cinquil Cephalon [Member]
Intangible Assets [Abstract]
Research and development in process net	215
AcquiredIndefiniteLivedIntangibleAssetsLineItems
Research and development in process net	215
Lama Laba Microdose [Member]
Intangible Assets [Abstract]
Research and development in process net	62
AcquiredIndefiniteLivedIntangibleAssetsLineItems
Research and development in process net	62
Labrys [Member]
Intangible Assets [Abstract]
Research and development in process net	444
AcquiredIndefiniteLivedIntangibleAssetsLineItems
Research and development in process net	444
Auspex [Member]
Intangible Assets [Abstract]
Research and development in process net	3,143
AcquiredIndefiniteLivedIntangibleAssetsLineItems
Research and development in process net	3,143
Immuneering [Member]
Intangible Assets [Abstract]
Research and development in process net	87
AcquiredIndefiniteLivedIntangibleAssetsLineItems
Research and development in process net	87
Microchips [Member]
Intangible Assets [Abstract]
Research and development in process net	76
AcquiredIndefiniteLivedIntangibleAssetsLineItems
Research and development in process net	76
TD Hydrocodone Cephalon [Member]
Intangible Assets [Abstract]
Research and development in process net	47
AcquiredIndefiniteLivedIntangibleAssetsLineItems
Research and development in process net	$ 47